Employee benefit plans	12 Months Ended
Dec. 31, 2021
Employee benefit plans
Employee benefit plans

16.    Employee benefit plans

General

FMC-AG & Co. KGaA recognizes pension costs and related pension liabilities for current and future benefits to qualified current and former employees of the Company. The Company’s pension plans are structured in accordance with the differing legal, economic and fiscal circumstances in each country. The Company currently has two types of plans, defined benefit and defined contribution plans. In general, plan benefits in defined benefit plans are based on all or a portion of the employees’ years of services and final salary. Plan benefits in defined contribution plans are determined by the amount of contribution by the employee and the employer, both of which may be limited by legislation, and the returns earned on the investment of those contributions.

Upon retirement under defined benefit plans, the Company is required to pay defined benefits to former employees when the defined benefits become due. Defined benefit plans may be funded or unfunded. The Company has five major defined benefit plans, one funded plan in the U.S. and one in France as well as one unfunded plan in Germany and two in France.

Actuarial assumptions generally determine benefit obligations under defined benefit plans. The actuarial calculations require the use of estimates. The main factors used in the actuarial calculations affecting the level of the benefit obligations are: assumptions on life expectancy, the discount rate and future salary and benefit levels. Under the Company’s funded plans, assets are set aside to meet future payment obligations. An estimated return on the plan assets is recognized as income in the respective period. Actuarial gains and losses are generated when there are variations in the actuarial assumptions and by differences between the actual and the estimated projected benefit obligations and the return on plan assets for that year. The Company’s pension liability is impacted by these actuarial gains or losses.

Under defined contribution plans, the Company pays defined contributions to an independent third party as directed by the employee during the employee’s service life, which satisfies all obligations of the Company to the employee. The employee retains all rights to the contributions made by the employee and to the vested portion of the Company paid contributions upon leaving the Company. The Company has a defined contribution plan in the U.S.

Defined benefit pension plans

During the first quarter of 2002 FMCH, the Company’s U.S. subsidiary, curtailed its defined benefit and supplemental executive retirement plans. Under the curtailment amendment for substantially all employees eligible to participate in the plan, benefits have been frozen as of the curtailment date and no additional defined benefits for future services will be earned. The Company has retained all employee benefit obligations as of the curtailment date. Each year FMCH contributes at least the minimum amount required by the Employee Retirement Income Security Act of 1974, as amended. In 2021, FMCH did not have a minimum funding requirement. The Company voluntarily provided €1,004 to the defined benefit plan. Expected funding for 2022 is €1,148.

The benefit obligation for all defined benefit plans at December 31, 2021, was €1,084,546 (2020: €996,237) which consists of the gross benefit obligation of €417,889 (2020: €385,333) for the U.S. plan and of €6,459 (2020: €5,581) for the French plan, which are partially funded by plan assets, and the benefit obligation of €649,270 (2020: €593,100) for the German unfunded plan and the benefit obligation of €10,928 (2020: €12,223) for the two French unfunded plans.

In the fourth quarter of 2019, FMC North America offered a lump-sum payout for its defined benefit pension plan to former employees. This settlement reduced the benefit obligation and resulted in a gain.

Controlling and managing the administration of the plan in the U.S. was delegated by the Company to an administrative committee. This committee has the authority and discretion to manage the assets of the fund and to approve and adopt certain plan amendments. The board of directors of National Medical Care, Inc., a subsidiary of the Company, reserves the right to approve or adopt all major plan amendments, such as termination, modification or termination of the future benefit accruals and plan mergers with other pension plans.

Related to defined benefit plans, the Company is exposed to certain risks. Besides general actuarial risks, e.g. the longevity risk and the interest rate risk, the Company is exposed to market risk as well as to investment risk.

The following table shows the changes in benefit obligations, the changes in plan assets, the net funded position and the net liability of the pension plans. Benefits paid as shown in the changes in benefit obligations represent payments made from both the funded and unfunded plans while the benefits paid as shown in the changes in plan assets include only benefit payments from the Company’s funded benefit plan.

Net pension liability

in € THOUS

	2021	2020
Change in benefit obligation:
Benefit obligation at beginning of year	996,237	976,467
Foreign currency translation (gains) losses	32,169	(35,216)
Current service cost	37,409	40,213
Past service cost	988	(244)
Interest cost	20,298	21,298
Transfer of plan participants	(247)	252
Actuarial (gains) losses arising from changes in financial assumptions	26,504	15,480
Actuarial (gains) losses arising from changes in demographic assumptions	1,540	(87)
Actuarial (gains) losses arising from experience adjustments	(3,150)	9,278
Remeasurements	24,894	24,671
Benefits paid	(26,828)	(30,873)
Settlements	(374)	(331)
Benefit obligation at end of year	1,084,546	996,237

Change in plan assets:
Fair value of plan assets at beginning of year	311,073	316,124
Foreign currency translation gains (losses)	25,869	(28,316)
Interest income from plan assets	9,504	10,846
Actuarial gains (losses) arising from experience adjustments	9,113	28,847
Actual return on plan assets	18,617	39,693
Employer contributions	1,005	9,901
Benefits paid	(21,394)	(26,329)
Fair value of plan assets at end of year	335,170	311,073
Net funded position at end of year	749,376	685,164
Benefit plans offered by other subsidiaries	45,270	43,950
Net pension liability at end of year	794,646	729,114

For the years 2021 and 2020, there were no effects from the asset ceiling.

At December 31, 2021, the weighted average duration of the defined benefit obligation was 19 years (2020: 19 years).

Benefit plans offered by the Company in the U.S., Germany and France contain a pension liability of €749,376 and €685,164 at December 31, 2021 and 2020, respectively. The pension liability consists of a current portion of €8,085 (2020: €6,923) which is recorded in the line item “Current provisions and other current liabilities” in the consolidated balance sheets. The non-current portion of €741,291 (2020: €678,241) is recorded in non-current liabilities as “Pension liabilities” in the consolidated balance sheets.

As of December 31, 2021, €82,823 related to the U.S. pension plan, €649,270 related to the German plan and €17,283 related to the French plans. At December 31, 2020, €74,364 related to the U.S. pension plan, €593,100 related to the German plan and €17,700 related to the French plans. Approximately 64% of the beneficiaries are located in the U.S. and 8% in France with the majority of the remaining 28% located in Germany.

Benefit plans offered by other subsidiaries outside of the U.S., Germany and France contain separate benefit obligations. The total net pension liability for these other plans was €45,270 and €43,950 at December 31, 2021 and 2020 and consists of a pension asset of €385 (2020: €0), recognized as “Other non-current assets,” and a current pension liability of €4,324 (2020: €3,689), which is recognized in the line item “Current provisions and other current liabilities.” The non-current pension liability of €41,331 (2020: €40,261) for these plans is recorded in non-current liabilities as “Pension liabilities” in the consolidated balance sheets.

The discount rates for all plans are based upon yields of portfolios of highly rated debt instruments with maturities that mirror each plan’s benefit obligation. The Company’s discount rates at December 31, 2021 and 2020 are the weighted average of these plans based upon their benefit obligations.

The following weighted-average assumptions were utilized in determining benefit obligations at December 31, 2021 and 2020:

Weighted average assumptions

in %

	2021	2020

Discount rate	2.02	2.02
Rate of compensation increase	3.17	3.17
Rate of pension increase	1.75	1.46

Sensitivity analysis

Increases and decreases in principal actuarial assumptions by 0.5 percentage points would affect the pension liability at December 31, 2021 as follows:

Sensitivity analysis

in € THOUS

	0.5% increase	0.5% decrease

Discount rate	(99,694)	115,977
Rate of compensation increase	17,323	(17,070)
Rate of pension increase	52,479	(47,396)

The sensitivity analysis was calculated based on the average duration of the pension obligations determined at December 31, 2021. The calculations were performed isolated for each significant actuarial parameter, in order to show the effect on the fair value of the pension liability separately.

The sensitivity analysis for compensation increases and for pension increases excludes the U.S. pension plan because it is frozen and therefore is not affected by changes from these two actuarial assumptions.

The defined benefit pension plans’ net periodic benefit costs are comprised of the following components for the years ended December 31, 2021, 2020 and 2019:

Components of net periodic benefit cost

in € THOUS

	2021	2020	2019

Service cost	37,409	40,213	30,070
Net interest cost	10,794	10,452	13,908
Prior service cost	988	(244)	—
(Gains) losses from settlements	(374)	(331)	(4,754)
Net periodic benefit costs	48,817	50,090	39,224

Service cost and net interest cost are allocated as personnel expense within costs of revenues; selling, general and administrative expense; or research and development expense. This is depending upon the area in which the beneficiary is employed. The gain from settlement is included in selling, general and administrative expense.

The following weighted-average assumptions were used in determining net periodic benefit cost for the years ended December 31, 2021, 2020 and 2019:

Weighted average assumptions

in %

	2021	2020	2019

Discount rate	2.02	2.35	3.27
Rate of compensation increase	3.17	3.18	3.21
Rate of pension increase	1.46	1.70	1.69

Expected benefit payments are as follows:

Defined benefit pension plans: cash outflows

in € THOUS

	2021	2020

1 year	28,191	24,645
1 - 3 years	60,421	53,882
3 - 5 years	67,795	60,444
5 - 10 years	196,501	178,971
Total	352,908	317,942

Plan Assets

The following table presents the fair values of the Company´s pension plan assets at December 31, 2021 and 2020:

Fair values of plan assets

in € THOUS

		Quoted prices				Quoted prices
		in active				in active
		markets for	Significant	Significant		markets for	Significant	Significant
		identical	observable	unobservable		identical	observable	unobservable
Asset category	Total	assets	inputs	inputs	Total	assets	inputs	inputs
		(Level 1)	(Level 2)	(Level 3)		(Level 1)	(Level 2)	(Level 3)

		2021				2020
Equity investments
Index funds(1)	94,384	9,850	84,534	—	88,169	8,926	79,243	—

Fixed income investments
Government securities(2)	9,221	8,964	257	—	15,720	15,441	279	—
Corporate bonds(3)	211,992	—	211,992	—	182,850	—	182,850	—
Other bonds(4)	15,529	—	7,313	8,216	16,576	—	9,380	7,196
U.S. treasury money market funds(5)	3,940	3,940	—	—	7,654	7,654	—	—

Other types of investments
Cash, money market and mutual funds(6)	104	104	—	—	104	104	—	—

Total	335,170	22,858	304,096	8,216	311,073	32,125	271,752	7,196

(1)	This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index.
(2)	This Category comprises fixed income investments by the U.S. government and government sponsored entities.
(3)	This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4)	This Category comprises private placement bonds as well as collateralized mortgage obligations.
(5)	This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6)	This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.

The methods and inputs used to measure the fair value of plan assets at the balance sheet date are as follows:

●	Common stocks are valued at their market prices.
●	Index funds are valued based on market quotes.
●	Government bonds are valued based on both market prices and market quotes.
●	Corporate bonds and other bonds are valued based on market quotes.
●	Cash is stated at nominal value which equals the fair value.
●	U.S. Treasury money market funds as well as other money market and mutual funds are valued at their market price.

Plan investment policy and strategy in the U.S.

The Company periodically reviews the assumption for long-term expected return on pension plan assets. As part of the assumptions review, a range of reasonable expected investment returns for the pension plan as a whole was determined based on an analysis of expected future returns for each asset class weighted by the allocation of the assets. The range of returns developed relies both on forecasts, which include the actuarial firm’s expected long-term rates of return for each significant asset class or economic indicator, and on broad-market historical benchmarks for expected return, correlation, and volatility for each asset class.

The Company´s overall investment strategy is to achieve a mix of approximately 99% of investments for long-term growth and income and 1% in cash or cash equivalents. Investment income and cash or cash equivalents are used for near-term benefit payments. Investments are governed by the plan investment policy and include well diversified index funds or funds targeting index performance.

The plan investment policy, utilizing a revised target investment allocation in a range around 26% equity and 74% fixed income investments, considers that there will be a time horizon for invested funds of more than 5 years. The total portfolio will be measured against a custom index that reflects the asset class benchmarks and the target asset allocation. The plan investment policy does not allow investments in securities of the Company or other related party securities. The performance benchmarks for the separate asset classes include: S&P 500 Index, S&P 400 Mid-Cap Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Index, Barclays Capital Long-Corporate Bond Index, Bloomberg Barclays U.S. Corporate High Yield Index, and Bloomberg Barclays U.S. High Yield Fallen Angel 3% Capped Index.

Defined contribution plans

Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $20.5 (€18.1) if under 50 years old ($27.0 (€23.8) if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee’s pay. The Company’s total expense under this defined contribution plan for the years ended December 31, 2021, 2020, and 2019, was €67,612, €64,855 and €53,290 respectively.

Additionally, the Company contributed for the years ended December 31, 2021, 2020, and 2019 €30,370, €28,096 and €25,950 to state pension plans.